UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6506

Intermediate Muni Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                  INTERMEDIATE
                                MUNI FUND, INC.

                                                              Semi-Annual Report
                                                              June 30, 2003

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   14

Statement of Operations ...................................................   15

Statements of Changes in Net Assets .......................................   16

Notes to Financial Statements .............................................   17

Financial Highlights ......................................................   21

Financial Data ............................................................   23

Additional Shareholder Information ........................................   24

Dividend Reinvestment Plan ................................................   25

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-888-735-6507. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   1

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), PFPC Global Fund Services ("Plan Agent") will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 25. To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at
(800) 331-1710.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2                                        2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Education -- 12.4%
$  1,000,000  A2*       Arizona Educational Loan Marketing Corp. Educational Loan
                           Revenue, Sub-Series, 6.625% due 9/1/05 (b)                         $  1,006,980
   1,000,000  Aaa*      Athens, GA Housing Authority, Student Housing Lease
                           Revenue, (University of Georgia - East Campus Project),
                           AMBAC-Insured, 5.250% due 12/1/23                                     1,080,890
     800,000  AAA       Ball State University of Indiana, University Revenue, Series K,
                           FGIC-Insured, 5.750% due 7/1/20                                         912,976
                        Colorado Educational and Cultural Facilities Authority Revenue,
                           Charter School:
   1,000,000  Baa3*           Community Education Center, (Bromley East Project A),
                                7.000% due 9/15/20                                               1,051,350
     500,000  Baa2*           University Lab School Project, 6.125% due 6/1/21                     513,670
   1,065,000  AAA       Conneaut, PA School District, AMBAC-Insured,
                           9.500% due 5/1/12                                                     1,394,341
                        Greenville County, SC School District, Installment Purchase
                           Revenue, (Building Equity Sooner for Tomorrow Project):
   2,000,000  AA-             5.875% due 12/1/19                                                 2,273,320
   2,000,000  AA-             6.000% due 12/1/21                                                 2,284,220
     500,000  BBB       Illinois Development Finance Authority Revenue, (Chicago
                           Charter School Foundation Project A), 5.250% due 12/1/12                532,045
   1,000,000  AAA       Jenison, MI Public Schools, FGIC-Insured, 5.500% due 5/1/20              1,121,650
     500,000  NR        Los Angeles, CA School District, MBIA-Insured,
                           9.478% due 7/1/18                                                       622,880
     500,000  A         Massachusetts State Development Finance Agency Revenue,
                           Curry College, Series A, ACA-Insured, 6.000% due 3/1/20                 553,640
   1,450,000  AAA       Morgan Hill, CA School District, FGIC-Insured,
                           5.750% due 8/1/17                                                     1,681,072
                        NebHELP Inc. Revenue, NE, MBIA-Insured:
   1,000,000  Aaa*         Jr. Sub-Series A-6, 6.450% due 6/1/18 (b)                             1,154,510
   2,000,000  Aaa*         Sr. Sub-Series A-5A, 6.200% due 6/1/13 (b)                            2,174,260
     500,000  A3*       New England Education Loan Marketing Corp., MA Student
                           Loan Revenue, Sub-Issue H, 6.900% due 11/1/09 (b)                       587,955
     960,000  A++        New Mexico Educational Assistance Foundation, Student Loan
                           Revenue, First Sub-Series A-2, 5.950% due 11/1/07 (b)                 1,019,107
   1,000,000  AAA       Philadelphia, PA School District, Series A, FSA-Insured,
                           5.500% due 2/1/23                                                     1,102,630
   1,350,000  AAA       Pittsburgh, PA School District, FSA-Insured,
                           5.375% due 9/1/16                                                     1,597,806
   1,000,000  AAA       Southwest Higher Education Authority Inc., TX, (Southern
                           Methodist University Project), AMBAC-Insured,
                           5.500% due 10/1/19                                                    1,127,260
----------------------------------------------------------------------------------------------------------
                                                                                                23,792,562
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   3

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
General Obligation -- 10.7%
$    500,000  AAA       Anchorage, AK GO, Refunding, FGIC-Insured,
                           6.000% due 10/1/14                                                 $    614,815
   1,000,000  AA        Central Falls, RI GO, 5.875% due 5/15/15                                 1,159,190
   2,000,000  AAA       Delaware State GO, Series A, 5.000% due 7/1/13                           2,249,340
   1,000,000  AA        Harvey, IL GO, Refunding, 6.700% due 2/1/09 (c)                          1,081,000
   1,310,000  AAA       Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/14                      1,501,758
   1,130,000  Aaa*      Lancaster, MA GO, AMBAC-Insured, 5.375% due 4/15/17                      1,273,521
   1,500,000  AAA       Massachusetts State GO, MBIA-Insured, FLAIRS,
                           9.807% due 5/1/09 (d)                                                 2,061,060
   1,000,000  Aaa*      Memphis, MI GO, FGIC-Insured, 5.150% due 5/1/19                          1,065,620
   2,400,000  Aa2*      Minnehaha County, SD GO, Limited Tax Certificates,
                           5.625% due 12/1/20                                                    2,705,280
   2,000,000  AAA       Montgomery County, MD GO, Refunding, 5.250% due 10/1/14                  2,304,060
   3,010,000  AA+       Ohio State GO, (Conservation Projects), Series A,
                           5.250% due 9/1/13 (c)                                                 3,417,404
   1,000,000  AAA       Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/15                         1,121,490
----------------------------------------------------------------------------------------------------------
                                                                                                20,554,538
----------------------------------------------------------------------------------------------------------
Hospital -- 24.4%
     115,000  Baa3*     Allentown, PA Area Hospital Authority Revenue, Sacred Heart
                           Hospital of Allentown, Series A, 6.200% due 11/15/03                    115,208
     205,000  AAA       Anderson County, SC Hospital Facilities Revenue,
                           7.125% due 8/1/07                                                       227,983
   1,500,000  BBB++      Arkansas State Development Finance Authority, Hospital
                           Revenue, Washington Regional Medical Center,
                           7.000% due 2/1/15                                                     1,649,580
      95,000  AAA       Birmingham, AL Medical Clinic Board Revenue, Baptist
                           Medical Centers, 8.300% due 7/1/08                                      110,213
     650,000  AAA       Calcasieu Parish, LA Memorial Hospital Service District
                           Hospital Revenue, (Lake Charles Memorial Hospital Project),
                           Series A, CONNIE LEE-Insured, 7.500% due 12/1/05                        738,511
   1,500,000  NR        California Statewide COP, Community Development Authority
                           Revenue Refunding, Hospital Triad Healthcare, (Escrowed
                           with state and local government securities),
                           6.250% due 8/1/06 (e)                                                 1,613,610
     650,000  A-        Chatham County, GA Hospital Authority Revenue, Memorial
                           Health Medical Center, Series A, 6.000% due 1/1/17                      712,530
     305,000  A-        Colorado Health Facilities Authority Revenue, Rocky Mountain
                           Adventist Health Center, 6.250% due 2/1/04                              312,832
   2,000,000  AA        Connecticut State Health & Educational Facilities Authority
                           Revenue, Bristol Hospital, Series B, 5.500% due 7/1/21 (c)            2,195,800
   2,000,000  BBB       Cuyahoga County, OH Hospital Facility Revenue, (Canton Inc.
                           Project), 6.750% due 1/1/10                                           2,273,880
     710,000  BBB+      Denver, CO Health & Hospital Authority Healthcare Revenue,
                           Series A, 6.250% due 12/1/16                                            781,554
   1,000,000  AAA       Harris County, TX Hospital District Revenue Refunding,
                           MBIA-Insured, 6.000% due 2/15/15 (c)                                  1,177,600

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                        2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Hospital -- 24.4% (continued)
$  2,000,000  BBB+      Hawaii State Department of Budget & Finance, Special
                           Purpose Revenue, Kapiolani Health Care System,
                           6.400% due 7/1/13 (c)                                              $  2,068,300
   1,420,000  BBB+++     Henderson, NV Health Care Facility Revenue, Catholic
                           Healthcare West, Series A, 6.200% due 7/1/09 (c)                      1,593,084
                        Illinois Health Facilities Authority Revenue:
     705,000  AAA          Methodist Medical Center Project, 9.000% due 10/1/10                    868,927
     965,000  AAA          Ravenswood Hospital Medical Center Project,
                              7.250% due 8/1/06 (d)                                              1,050,460
   1,300,000  BBB       Illinois Health Facilities Authority Revenue Refunding,
                           Friendship Village of Schaumburg, 6.650% due 12/1/06 (c)              1,307,644
   1,000,000  A1*       Iowa Finance Authority Health Care Facilities Revenue,
                           Genesis Medical Center, 6.250% due 7/1/20                             1,071,800
   1,200,000  BBB+++     Klamath Falls, OR Intercommunity Hospital Authority Revenue,
                           (Merle West Medical Center Project), 8.000% due 9/1/08 (e)            1,437,972
     330,000  AAA       Lake County, OH Hospital Improvement Revenue, (Lake
                           County Memorial Hospital Project), 8.625% due 11/1/09                   399,795
   1,625,000  NR        Lee Memorial Health System Board of Directors, FL Hospital
                           Revenue, FSA-Insured, FLAIRS, 10.238% due 4/1/10 (d)                  2,160,925
     405,000  A-++       Lees Summit, MO IDA, Health Facilities Revenue, (John Knox
                           Village Project), 5.750% due 8/15/11                                    453,393
     345,000  AAA       Lima, OH Hospital Revenue, St. Rita Hospital of Lima,
                           7.500% due 11/1/06                                                      381,463
   1,230,000  NR        Los Angeles, CA COP, Hollywood Presbyterian Medical Center,
                           9.625% due 7/1/13 (e)                                                 1,673,747
     165,000  AAA       Louisiana Public Facilities Authority Hospital Revenue
                           Refunding, (Southern Baptist Hospital Inc. Project),
                           8.000% due 5/15/12                                                      208,641
      25,000  BBB-      Louisiana Public Facilities Authority Revenue, (General Health
                           Systems Project), 6.800% due 11/1/16                                     25,174
     370,000  AAA       Madison County, IN Industrial Hospital Authority Facilities
                           Revenue, (Community Hospital of Anderson Project),
                           9.250% due 1/1/10                                                       464,635
                        Maricopa County, AZ Hospital Revenue:
     210,000  AAA          Samaritan Health Service, 7.625% due 1/1/08                             238,491
     840,000  AAA          St. Luke's Hospital Medical Center Project,
                              8.750% due 2/1/10                                                  1,041,020
   1,000,000  AAA       Maryland State Health & Higher Education Facilities Authority
                           Revenue Refunding, (Mercy Medical Center Project),
                           FSA-Insured, 6.500% due 7/1/13                                        1,232,970
     370,000  AAA       Massachusetts State Development Finance Agency Revenue,
                           Series A, GNMA-Collateralized, 6.700% due 10/20/21                      440,907
                        Massachusetts State Health & Educational Facilities
                           Authority Revenue:
                              Caritas Christi Obligation, Series B:
   2,000,000  BBB               6.500% due 7/1/12                                                2,097,040
     750,000  BBB               6.750% due 7/1/16                                                  780,953
   1,000,000  Baa2*           Milford-Whitinsville Regional Hospital,
                                6.500% due 7/15/23                                               1,063,610

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Hospital -- 24.4% (continued)
$  1,250,000  AAA       Massachusetts State Industrial Finance Agency, Assisted
                           Living Facility Revenue, (Arbors at Amherst Project),
                           GNMA-Collateralized, 5.750% due 6/20/17 (b)                        $  1,417,300
      60,000  Aaa*      Nacogdoches County, TX Hospital District Revenue,
                           9.000% due 5/15/04                                                       62,123
   1,000,000  A-        New Hampshire Health & Educational Facilities Authority
                           Revenue, Covenant Healthcare System, 6.500% due 7/1/17                1,130,860
   1,268,000  NR        New York City, NY IDA, Civic Facilities Revenue Refunding, (New
                           York Community Hospital Brooklyn), 6.875% due 11/1/10                 1,298,128
   2,000,000  B1*       Oklahoma Developmental Finance Authority Revenue Refunding,
                           Hillcrest Healthcare System, Series A, 5.625% due 8/15/19             1,455,560
                        Orange County, FL Health Facilities Authority Revenue:
                           Adventist Health Care:
   1,500,000  A               6.250% due 11/15/24                                                1,643,460
     485,000  AAA             Southern Adventist Hospital Project, 8.750% due 10/1/09              589,784
     865,000  NR           First Mortgage, Health Care Facilities, 8.750% due 7/1/11               884,886
                        Philadelphia, PA Hospital Authority Revenue:
     155,000  AAA          Thomas Jefferson University Hospital, 7.000% due 7/1/08                 175,457
     640,000  Aaa*         United Hospital Inc. Project, (Call 7/1/05 @ 100),
                              10.875% due 7/1/08                                                   731,347
   1,000,000  NR        Rainbow City, AL Special Health Care Facilities Financing
                           Authority, (Regency Pointe Inc.), Series B, 7.250% due 1/1/06         1,014,920
      30,000  AAA       San Leandro, CA Hospital Revenue, Vesper Memorial Hospital,
                           AMBAC-Insured, 11.500% due 5/1/11                                        42,418
   1,490,000  A-        Sayre, PA Health Care Facilities Authority Revenue, Guthrie
                           Healthcare System, Series A, 6.250% due 12/1/18                       1,638,225
     225,000  NR        Southwestern, IL Development Authority Hospital Revenue
                           Refunding, (Wood River Township Hospital Project),
                           6.875% due 8/1/03 (e)                                                   226,040
     160,000  Aaa*      Tarrant County, TX Hospital Authority Revenue,
                           10.250% due 10/1/10                                                     208,650
     365,000  NR        Tom Green County, TX Hospital Authority,
                           7.875% due 2/1/06 (e)                                                   401,146
----------------------------------------------------------------------------------------------------------
                                                                                                46,890,556
----------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 4.4%
   1,000,000  A3*       Bexar County, TX Housing Finance Corp., Multi-Family Housing
                           Revenue Refunding, Nob Hill Apartments, Series A,
                           6.000% due 6/1/21                                                     1,040,850
     355,000  AAA       Charlotte, NC Mortgage Revenue Refunding, Double Oaks
                           Apartments, Series A, FHA-Insured, 7.300% due 11/15/07                  393,684
     710,000  Baa1*     Dallas, TX Housing Corp., Capital Projects Refunding,
                           7.700% due 8/1/05                                                       710,234
                        El Paso County, TX Housing Finance Corp., Multi-Family
                           Housing Revenue:
     360,000  A3*             American Village Communities, Series A,
                                6.250% due 12/1/24                                                 372,391
     280,000  Baa3*           La Plaza Apartments, Sub-Series C, 8.000% due 7/1/30                 298,071

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Housing: Multi-Family -- 4.4% (continued)
$    585,000  AAA       Grand Prairie, TX Housing Finance Corp., Multi-Family
                           Housing Revenue, (Landings of Carrier Project A),
                           GNMA-Collateralized, 6.650% due 9/20/22                            $    664,478
     215,000  AA-       Hudson County, NJ Improvement Authority, Multi-Family
                           Housing Revenue, (Observer Park Project), Series A,
                           FNMA-Collateralized, 6.600% due 6/1/04 (b)                              222,138
   1,175,000  A3*       Lubbock, TX Housing Finance Corp., Multi-Family Housing
                           Revenue, (Las Colinas Quality Creek Apartments),
                           6.000% due 7/1/22                                                     1,215,397
     500,000  Aaa*      Maricopa County, AZ IDA, Multi-Family Housing Revenue,
                           (Bay Club at Mesa Cove Project), Series A, MBIA-Insured,
                           5.700% due 9/1/20                                                       537,225
     610,000  A2*       McMinnville, TN Housing Authority Revenue Refunding,
                           First Mortgage, Beersheba Heights, 6.000% due 10/1/09                   665,864
                        Mount Vernon, IL Elderly Housing Corp., First Lien Revenue:
     200,000  Ba3*         7.875% due 4/1/04                                                       200,720
     215,000  Ba3*         7.875% due 4/1/05                                                       215,454
     235,000  Ba3*         7.875% due 4/1/06                                                       235,501
     250,000  Ba3*         7.875% due 4/1/07                                                       250,520
     270,000  Ba3*         7.875% due 4/1/08                                                       270,537
                        Tarrant County, TX Housing Finance Corp. Revenue,
                           Multi-Family Housing, Westridge:
     125,000  Baa1*           Sr. Series A, 6.000% due 6/1/21                                      128,374
     470,000  Ba1*            Sub-Series C, 8.500% due 6/1/31                                      478,427
     510,000  BBB++      Tulsa, OK Housing Assistance Corp., Multi-Family Revenue,
                           7.250% due 10/1/07 (b)                                                  510,806
----------------------------------------------------------------------------------------------------------
                                                                                                 8,410,671
----------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.5%
     155,000  AAA       Cabell, Putnam & Wayne Counties, WV Single-Family
                           Residence Mortgage Revenue, FGIC-Insured,
                           7.375% due 4/1/10                                                       183,244
      30,000  AA        Juneau, AK City & Borough Home Mortgage Revenue
                           Refunding, Mortgage-Backed Securities Program,
                           FNMA-Collateralized, 8.000% due 2/1/09                                   30,189
     785,000  AA        Massachusetts State Housing Finance Agency, Single-Family
                           Housing Revenue, Series 38, 7.200% due 12/1/26 (b)                      817,515
     155,000  AAA       Missouri State Housing Development Community Mortgage
                           Revenue, Series C, GNMA/FNMA-Collateralized,
                           7.450% due 9/1/27 (b)                                                   163,849
     360,000  AAA       Pima County, AZ IDA, Single-Family Mortgage Revenue,
                           Series A, GNMA/FNMA/FHLMC-Collateralized,
                           7.100% due 11/1/29 (b)                                                  393,260
     315,000  NR        San Leandro, CA Redevelopment Agency, Residential Mortgage
                           Revenue, (Call 10/1/04 @ 100), 11.250% due 4/1/13 (f)                   353,342
     105,000  AAA       St. Louis County, MO Single-Family Mortgage Revenue,
                           MBIA-Insured, 6.750% due 4/1/10                                         109,889

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Housing: Single-Family -- 1.5% (continued)
$    675,000  AAA       Texas State Department of Housing and Community Affairs,
                           Home Mortgage Revenue, RIBS, Series C-2, GMNA/FNMA/
                           FHLMC-Collateralized, 11.822% due 7/2/24 (b)(d)                    $    768,332
----------------------------------------------------------------------------------------------------------
                                                                                                 2,819,620
----------------------------------------------------------------------------------------------------------
Industrial Development -- 7.2%
   1,000,000  NR        Alaska Industrial Development & Export Authority Revenue,
                           Williams Lynxs Alaska Cargoport, 8.000% due 5/1/23 (b)                1,051,610
     535,000  C*        Bourbonnais, IL IDR Refunding, (Kmart Corp. Project),
                           6.600% due 10/1/06 (g)                                                  107,712
   1,500,000  AAA       Des Moines, IA IDR Refunding, (The Printer Inc. Project),
                           LOC-Mercantile Bank/FHLB, 6.375% due 9/1/09                           1,521,900
   2,000,000  Baa1*     LaCrosse, WI Resource Recovery Revenue Refunding,
                           (Northern States Power Co. Project), 6.000% due 11/1/21 (b)           2,081,400
   1,300,000  AA        Massachusetts State Development Finance Agency Revenue,
                           Worcester Redevelopment Authority Issue,
                           6.000% due 6/1/24                                                     1,458,301
   1,365,000  AA        Northampton County, PA IDA Revenue, (Moravian Hall Square
                           Project), 5.500% due 7/1/19                                           1,500,613
      55,000  AAA       Oklahoma State Industrial Authority Revenue, Oklahoma Health
                           Care Corp., Series A, FGIC-Insured, (Call 5/1/07 @ 100),
                           9.125% due 11/1/08                                                       66,228
   1,000,000  AAA       Pennsylvania State IDR, Economic Development Revenue,
                           AMBAC-Insured, 5.500% due 7/1/21                                      1,118,580
   1,000,000  B2*       Rockbridge County, VA IDA Revenue, Virginia Horse Center,
                           Series C, 6.850% due 7/15/21                                          1,026,630
     795,000  A         South Dakota Economic Development Finance Authority,
                           Economic Development Revenue, APA Optics, Series A,
                           6.750% due 4/1/16 (b)                                                   872,043
   1,290,000  NR        Suffolk County, NY IDA, Civic Facility Revenue, (Eastern Long
                           Island Hospital Association Project A), 7.750% due 1/1/22             1,321,282
   1,500,000  NR        Wasco County, OR Solid Waste Disposal Revenue, (Waste
                           Connections Inc. Project), 7.000% due 3/1/12 (b)                      1,589,625
----------------------------------------------------------------------------------------------------------
                                                                                                13,715,924
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 4.7%
   1,500,000  NR        Barona Band of Mission Indians, CA, 8.250% due 1/1/20 (c)                1,630,665
   1,310,000  A-        District of Columbia, Tobacco Settlement Financing Corp.,
                           6.250% due 5/15/24                                                    1,251,194
   1,065,000  A         Illinois Development Finance Authority Revenue, East St. Louis,
                           6.875% due 11/15/05                                                   1,148,390
     645,000  Ba2*      Indianapolis, IN Economic Development Refunding &
                           Improvement Revenue, National Benevolent Association,
                           6.900% due 10/1/04                                                      619,916
   1,690,000  AAA       Monroe, LA Sales & Use Tax Revenue, FGIC-Insured,
                           5.625% due 7/1/25                                                     1,894,811
      60,000  NR        Orlando, FL Special Assessment Revenue, (Conroy Road
                           Interchange Project), Series B, 5.250% due 5/1/05                        60,650

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Miscellaneous -- 4.7% (continued)
$    805,000  NR        Orlando, FL Urban Community Development District, Capital
                           Improvement, Series B, 6.400% due 5/1/10                           $    834,584
   1,500,000  BBB+      Puerto Rico Housing Bank & Finance Agency,
                           7.500% due 12/1/06                                                    1,656,510
----------------------------------------------------------------------------------------------------------
                                                                                                 9,096,720
----------------------------------------------------------------------------------------------------------
Pollution Control -- 3.5%
   2,000,000  Aa3*      Brazos River, TX Harbor Navigation District, Brazoria County,
                           PCR, (BASF Corp. Project), 6.750% due 2/1/10 (c)                      2,420,720
   1,000,000  AAA       Monroe County, MI PCR, (Detroit Edison Co. Project),
                           Series A, AMBAC-Insured, 6.350% due 12/1/04 (b)                       1,071,980
   2,000,000  BBB-      Ohio State Air Quality Development Authority Revenue,
                           Pollution Control, (Cleveland Electric Illuminating Co.
                           Project), 6.000% due 12/1/13 (c)                                      2,100,760
   1,000,000  BB+       Warren, AR Solid Waste Disposal Revenue, (Potlatch Corp.
                           Project), 7.000% due 4/1/12                                           1,022,780
----------------------------------------------------------------------------------------------------------
                                                                                                 6,616,240
----------------------------------------------------------------------------------------------------------
Public Facilities -- 1.3%
                        De Kalb County, IN Industrial Redevelopment Authority
                           Revenue, (Mini-Mill LOC Public Improvement Project A):
   1,000,000  A-              6.250% due 1/15/08                                                 1,082,930
   1,350,000  A-              6.250% due 1/15/09                                                 1,455,948
----------------------------------------------------------------------------------------------------------
                                                                                                 2,538,878
----------------------------------------------------------------------------------------------------------
Transportation -- 11.4%
   2,000,000  AAA       Atlanta, GA Metropolitan Rapid Transit Authority, Sales Tax
                           Revenue, Series E, 7.000% due 7/1/11                                  2,516,560
   1,855,000  A         Connecticut State Special Obligation, Parking Revenue,
                           Bradley International Airport, Series A, ACA-Insured,
                           6.375% due 7/1/12 (b)(c)                                              2,070,588
   1,500,000  AAA       Connecticut State Special Tax Obligation Revenue,
                           FSA-Insured, FLAIRS, 9.576% due 10/1/09 (d)                           1,948,290
   5,000,000  B-        Connector 2000 Association, SC Toll Road Revenue, Capital
                           Appreciation, Series B, zero coupon due 1/1/15                        1,078,450
   2,000,000  AAA       Dallas, TX Area Rapid Transit Sales Tax Revenue, Sr. Lien,
                           AMBAC-Insured, 5.375% due 12/1/16 (c)                                 2,244,800
   1,500,000  CCC       Dallas/Fort Worth, TX International Airport Facility,
                           Improvement Corp. Revenue Refunding, American Airlines
                           Inc., Series C, 6.150% due 5/1/29 (b)                                   900,255
   2,035,000  AAA       Dallas/Fort Worth, TX Regional Airport Revenue Refunding,
                           Series A, FGIC-Insured, 7.750% due 11/1/03 (c)                        2,079,790
   1,855,000  AAA       Delaware River Port Authority of Pennsylvania & New Jersey,
                           FSA-Insured, FLAIRS, 9.775% due 1/1/10 (d)                            2,416,768
   1,000,000  Aaa*      Harrisburg, PA Parking Authority, Parking Revenue,
                           FSA-Insured, 5.500% due 5/15/20 (c)                                   1,125,300
     285,000  AAA       Lee County, FL Southwest Florida Regional Airport Revenue,
                           MBIA-Insured, 8.625% due 10/1/09                                        345,771
     290,000  AAA       Metropolitan Nashville, TN Airport Authority Tennessee Airport
                           Revenue, MBIA-Insured, 7.500% due 7/1/05                                306,617

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Transportation -- 11.4% (continued)
$  1,000,000  AA+       Oregon State, Highway User Tax Revenue,
                           5.500% due 11/15/14                                                $  1,175,980
   4,625,000  BBB-++     Pocahontas Parkway Association, VA Toll Road Revenue,
                           Capital Appreciation, Series B, zero coupon due 8/15/19               1,201,621
     170,000  AAA       San Francisco, CA Airport Improvement Corp. Lease Revenue,
                           (United Airlines Inc.), 8.000% due 7/1/13                               215,563
     595,000  NR        Sanford, FL Airport Authority IDR, (Central Florida Terminals
                           Inc. Project A), 7.500% due 5/1/06 (b)                                  598,201
     875,000  AAA       St. Louis, MO Airport Revenue, 5.250% due 7/1/12                           992,285
                        Tulsa, OK Municipal Airport Revenue Refunding, Series B:
     500,000  B-           6.000% due 6/1/35 (b)                                                   340,105
     500,000  B-           5.650% due 12/1/35 (b)                                                  340,116
----------------------------------------------------------------------------------------------------------
                                                                                                21,897,060
----------------------------------------------------------------------------------------------------------
Utilities -- 5.0%
   1,000,000  A2*       Burlington, KS Environmental Improvement Revenue, (Kansas
                           City Power & Light Project), 4.750% due 9/1/15 (c)                    1,056,130
   2,000,000  AAA       Energy Northwest Washington Electric Revenue, (Project
                           No. 3), Series A, FSA-Insured, 5.500% due 7/1/18 (c)                  2,254,700
     500,000  A         Georgia Municipal Electric Authority, Power System Revenue,
                           Series X, 6.500% due 1/1/12                                             599,355
   1,000,000  AAA       Griffin, GA Combined Public Utility Revenue, AMBAC-Insured,
                           5.000% due 1/1/21                                                     1,072,350
   1,000,000  BB+++      Klamath Falls, OR Electric Revenue Refunding, Sr. Lien,
                           5.750% due 1/1/13                                                     1,009,680
   1,000,000  BBB+++     North Carolina Eastern Municipal Power Agency, Power
                           System Revenue, Series D, 6.450% due 1/1/14                           1,139,260
   1,085,000  AAA       North Carolina Municipal Power Agency No. 1, Catawba
                           Electricity Revenue, 10.500% due 1/1/10                               1,413,636
                        Washington State Public Power Supply System, (Nuclear
                           Project No. 1), Series C:
     980,000  Aa1*            7.750% due 7/1/03 (e)                                                980,000
      20,000  Aa1*            Unrefunded balance, 7.750% due 7/1/03                                 20,000
----------------------------------------------------------------------------------------------------------
                                                                                                 9,545,111
----------------------------------------------------------------------------------------------------------
Water and Sewer -- 13.5%
     855,000  AAA       Boston, MA Water & Sewer Community Revenue, (Escrowed
                           with state and local government securities),
                           10.875% due 1/1/09                                                    1,094,562
   1,445,000  AA-       Charleston, SC Waterworks & Sewer Revenue,
                           5.250% due 1/1/16                                                     1,611,450
   2,000,000  Aaa*      Chicago, IL Metropolitan Water Reclamation District, Capital
                           Improvement, Series A, (Escrowed with state and local
                           government securities to 12/1/12 Call @ 101),
                           5.500% due 12/1/14 (c)                                                2,387,840
   1,370,000  AAA       Cleveland, OH Waterworks Revenue, Series K, FGIC-Insured,
                           5.250% due 1/1/21                                                     1,488,190

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Water and Sewer -- 13.5% (continued)
$  1,000,000  AAA       El Paso, TX Water and Sewer Revenue Refunding and
                           Improvement, Series A, FSA-Insured, 6.000% due 3/1/15              $  1,190,290
   2,000,000  AA+++      Fort Worth, TX Water and Sewer Revenue,
                           5.625% due 2/15/17 (c)                                                2,280,180
   1,000,000  AAA       Gainesville, GA Water & Sewer Revenue, FSA-Insured,
                           5.375% due 11/15/20                                                   1,104,390
     660,000  AAA       Jackson, TN Water and Sewer Revenue, 7.200% due 7/1/12                     793,558
                        Ohio State Water Development Authority Revenue:
   2,970,000  AAA          9.375% due 12/1/10 (c)(h)                                             3,678,791
     620,000  AAA          Safe Water, Series III, 9.000% due 12/1/10                              726,169
   2,000,000  AAA       Philadelphia, PA Water & Wastewater Revenue, Series B,
                           FGIC-Insured, 5.250% due 11/1/14 (c)                                  2,293,540
   2,750,000  AAA       Phoenix, AZ Water Revenue, FGIC-Insured, 5.500% due 7/1/14               3,212,853
   1,765,000  AAA       Pueblo, CO Bridge Waterworks, Water Revenue Improvement,
                           Series A, FSA-Insured, 6.000% due 11/1/14 (c)                         2,101,955
     210,000  AAA       Ringwood Borough, NJ Sewer Authority Special Obligation,
                           9.875% due 7/1/13                                                       275,276
   1,485,000  Aaa*      Spanish Fork City, UT Water Revenue, FSA-Insured,
                           5.500% due 6/1/16                                                     1,695,974
----------------------------------------------------------------------------------------------------------
                                                                                                25,935,018
----------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0%
                           (Cost -- $181,311,384**)                                           $191,812,898
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service and those identified by a double dagger (++), which are rated by Fitch Ratings.
(b) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(c) All or a portion of this security is held as collateral for open futures contracts commitments (See Note 5).
(d) Inverse floating rate security-coupon varies inversely with level of short-term tax-exempt interest rates.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f) Bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(g)   Security is currently in default.
(h) All or a portion of this security is segregated for open futures contracts commitments (See Note 5).
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 12 and 13 for definitions of ratings and abbreviations.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  11

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B         Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC and CC -- predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
C          -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


--------------------------------------------------------------------------------
12                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

Fitch Ratings ("Fitch") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

AA         -- Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong.
A          -- Bonds and preferred stock considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.
BBB        -- Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR         -- Indicates that the bond is not rated by Standard & Poor's or
              Moody's.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1       -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1     -- Moody's highest rating for issues having a demand feature -- VRDO.

--------------------------------------------------------------------------------
Abbreviations* (unaudited)
--------------------------------------------------------------------------------

ACA    -- American Capital Assurance
AMBAC  -- AMBAC Indemnity Corporation
CGIC   -- Capital Guaranty Insurance Company
CONNIE -- College Construction Loan
  LEE  -- Insurance Association
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FLAIRS -- Floating Adjustable Interest Rate Securities
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Agency
IDR    -- Industrial Development Revenue
INDLC  -- Industrial Indemnity Company
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
PSFG   -- Permanent School Fund Guaranty
RIBS   -- Residual Interest Bonds
VRDD   -- Variable Rate Daily Demand

----------
* Abbreviations may or may not appear on the schedule of investments.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  13

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $181,311,384)                           $ 191,812,898
    Interest receivable                                                        3,479,154
    Receivable for securities sold                                               720,248
-----------------------------------------------------------------------------------------
    Total Assets                                                             196,012,300
-----------------------------------------------------------------------------------------
LIABILITIES:
    Payable for securities purchased                                           1,006,924
    Payable to broker - variation margin                                         257,813
    Management fee payable                                                        96,496
    Bank overdraft                                                                89,873
    Dividends payable                                                             37,058
    Dividends payable to Municipal Auction Rate
      Cumulative Preferred Stockholders                                            9,980
    Accrued expenses                                                              82,180
-----------------------------------------------------------------------------------------
    Total Liabilities                                                          1,580,324
-----------------------------------------------------------------------------------------
Series M Municipal Auction Rate Cumulative Preferred Stock (2,000
    shares authorized and issued at $25,000 per share) (Note 6)               50,000,000
-----------------------------------------------------------------------------------------
Total Net Assets                                                           $ 144,431,976
=========================================================================================
NET ASSETS:
    Par value of capital shares                                            $      14,005
    Capital paid in excess of par value                                      141,233,797
    Undistributed net investment income                                        1,086,564
    Accumulated net realized loss from investment transactions
      and futures contracts                                                   (8,836,912)
    Net unrealized appreciation of investments and futures contracts          10,934,522
-----------------------------------------------------------------------------------------
Total Net Assets
    (Equivalent to $10.31 per share on 14,004,750 capital shares of
    $0.001 par value outstanding; 100,000,000 capital shares authorized)   $ 144,431,976
=========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
    Interest                                                       $  5,485,458
--------------------------------------------------------------------------------
EXPENSES:
    Management fee (Note 3)                                             576,915
    Audit and legal                                                      60,648
    Shareholder servicing fees                                           29,632
    Custody                                                              21,631
    Shareholder communications                                           16,810
    Directors' fees                                                       2,145
    Other                                                                86,284
--------------------------------------------------------------------------------
    Total Expenses                                                      794,065
--------------------------------------------------------------------------------
Net Investment Income                                                 4,691,393
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
    Realized Gain (Loss) From:
      Investment transactions                                             6,233
      Futures contracts                                              (3,016,028)
--------------------------------------------------------------------------------
    Net Realized Loss                                                (3,009,795)
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments
    and Futures Contracts:
      Beginning of period                                             7,503,524
      End of period                                                  10,934,522
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                           3,430,998
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                           421,203
--------------------------------------------------------------------------------
Dividends Paid to Municipal Auction Rate Cumulative Preferred
    Stockholders From Net Investment Income                            (279,291)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  4,833,305
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                       2003             2002
=================================================================================================
OPERATIONS:
   Net investment income                                          $   4,691,393    $   9,469,970
   Net realized loss                                                 (3,009,795)      (3,311,384)
   Increase in net unrealized appreciation                            3,430,998        4,296,851
   Dividends paid to Municipal Auction Rate Cumulative
     Preferred Stockholders from net investment income                 (279,291)        (664,828)
-------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                             4,833,305        9,790,609
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                                             (4,285,453)      (8,087,762)
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions
     Paid to Common Stock Shareholders                               (4,285,453)      (8,087,762)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   Underwriting commissions and expenses from the issuance of
     Municipal Auction Rate Cumulative Preferred Stock (Note 6)              --         (778,731)
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                       --         (778,731)
-------------------------------------------------------------------------------------------------
Increase in Net Assets                                                  547,852          924,116

NET ASSETS:
   Beginning of period                                              143,884,124      142,960,008
-------------------------------------------------------------------------------------------------
   End of period*                                                 $ 144,431,976    $ 143,884,124
=================================================================================================
* Includes undistributed net investment income of:                $   1,086,564    $     959,915
=================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Intermediate Muni Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date;(b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) dividends and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock based on net investment income. The holders of the Municipal Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly to shareholders of funds legally available to shareholders; capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the net asset value of the Fund's Common Stock is determined by dividing the value of the net assets available to Common Stock by the total number of shares of common stock outstanding. For the purpose of determining the net asset value per share of the common stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less
(1) the Fund's liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Municipal Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Municipal Auction Rate Cumulative Preferred Stock issue; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

3. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, the Fund pays SBFM a fee calculated at the annual rate of 0.60% of the Fund's average daily net assets. For purposes of calculating the management fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $15,270,556
--------------------------------------------------------------------------------
Sales                                                                 15,443,080
================================================================================

At June 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 13,238,153
Gross unrealized depreciation                                        (2,736,639)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 10,501,514
================================================================================


--------------------------------------------------------------------------------
18                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund had the following open futures contracts:

                                 Number of                        Basis           Market        Unrealized
                                 Contracts     Expiration         Value            Value           Gain
==========================================================================================================
To Sell:
U.S. 10 Year Treasury Note          375           9/03         $44,436,914      $44,003,906      $433,008
==========================================================================================================

6. Municipal Auction Rate Cumulative Preferred Stock

The underwriting discount of $500,000 and offering expenses of $278,731 associated with the Municipal Auction Rate Cumulative Preferred Stock ("ARCPS") offering were recorded as a reduction of the capital paid in excess of par value of common stock. The ARCPS' dividends are cumulative at a rate determined at an auction and the dividend period is typically 7 days. The dividend rates ranged from 0.90%-1.30% for the six months ended June 30, 2003.

The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. ARCPS have a liquidation preference of $25,000 per share plus accumulated and unpaid dividends.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup also currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides a participation fee at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. For the six months ended June 30, 2003, CGM earned $62,058 as the broker/dealer.


--------------------------------------------------------------------------------
20                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                      2003(1)          2002           2001           2000           1999           1998
===========================================================================================================================
Net Asset Value,
  Beginning of Period              $    10.27       $    10.21     $    10.20     $     9.89     $    10.61     $    10.64
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(2)               0.33             0.68           0.56           0.55           0.53           0.55
  Net realized and unrealized
     gain (loss)(2)                      0.04             0.07             --           0.28          (0.71)          0.01
  Dividends paid to Municipal
     Auction Rate Cumulative
     Preferred Stockholders from
     net investment income              (0.02)           (0.05)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                        0.35             0.70           0.56           0.83          (0.18)          0.56
---------------------------------------------------------------------------------------------------------------------------
Gains From Repurchase of
  Treasury Stock                           --               --           0.00*          0.02             --             --
---------------------------------------------------------------------------------------------------------------------------
Underwriting Commission and
  Expenses of Issuance of
  Municipal Auction Rate
  Cumulative Preferred Stock               --            (0.06)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Distributions Paid To Common
Stock Shareholders From:
  Net investment income                 (0.31)           (0.58)         (0.55)         (0.54)         (0.53)         (0.55)
  Net realized gains                       --               --             --             --          (0.01)         (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions Paid to
  Common Stock Shareholders             (0.31)           (0.58)         (0.55)         (0.54)         (0.54)         (0.59)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $    10.31       $    10.27     $    10.21     $    10.20     $     9.89     $    10.61
---------------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Price(3)               7.72%++          4.03%         17.17%         11.90%        (17.10)%         7.05%
---------------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(3)            3.59%++          6.73%          6.01%          9.68%         (1.39)%         5.50%
---------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)         $      144       $      144     $      143     $      143     $       83     $       89
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2003(1)          2002           2001           2000           1999           1998
===========================================================================================================================
Ratios to Average Net Assets
Based on Common Shares
Outstanding(4):
  Net investment income(2)               6.57%+           6.59%          5.35%          5.47%          5.17%          5.10%
  Total expenses                         1.11+            1.08           0.80           0.78           0.77           0.76
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     8%              49%            36%            45%           .54%           .42%
---------------------------------------------------------------------------------------------------------------------------
Market Price, End of Period        $     9.98       $     9.56     $     9.75     $     8.81     $    8.375     $   10.688
---------------------------------------------------------------------------------------------------------------------------
Municipal Auction Rate
Cumulative Preferred Stock(5):
  Total Amount
     Outstanding (000s)            $   50,000       $   50,000             --             --             --             --
  Asset Coverage Per Share             97,216           96,942             --             --             --             --
  Involuntary Liquidating
     Preference Per Share(6)           25,000           25,000             --             --             --             --
  Average Market Value
     Per Share(6)                      25,000           25,000             --             --             --             --
===========================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 5.31%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.
(3) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
(4) Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5) On January 28, 2002, the Fund issued 2,000 shares of Series M, of Municipal Auction Rate Cumulative Preferred Stock at $25,000 a share.
(6)   Excludes accumulated and unpaid dividends.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
22                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                          AMEX           Net Asset     Dividends    Reinvestment
Period               Closing Price*       Value*         Paid           Price
================================================================================
  2001
January                 $ 9.69           $10.24         $0.046         $ 9.52
February                  9.40            10.24          0.046           9.48
March                     9.55            10.28          0.046           9.44
April                     9.37            10.18          0.046           9.42
May                       9.60            10.24          0.046           9.63
June                      9.58            10.26          0.046           9.60
July                      9.62            10.36          0.046           9.71
August                    9.73            10.47          0.046           9.72
September                 9.65            10.40          0.046           9.79
October                   9.72            10.47          0.046           9.80
November                  9.65            10.36          0.046           9.48
December                  9.75            10.21          0.046           9.59

  2002
January                   9.70            10.21          0.046           9.67
February                  9.69            10.29          0.046           9.67
March                     9.50            10.02          0.046           9.52
April                     9.59            10.16          0.048           9.58
May                       9.70            10.18          0.048           9.75
June                      9.87            10.27          0.048           9.95
July                      9.90            10.37          0.048           9.92
August                   10.05            10.44          0.048          10.07
September                10.09            10.57          0.048          10.11
October                   9.75            10.24          0.051           9.50
November                  9.42            10.16          0.051           9.57
December                  9.56            10.27          0.051           9.48

  2003
January                   9.45            10.17          0.051           9.47
February                  9.50            10.22          0.051           9.60
March                     9.40            10.12          0.051           9.53
April                     9.65            10.20          0.051           9.70
May                       9.85            10.41          0.051          10.01
June                      9.98            10.31          0.051          10.03
================================================================================

* On the last business day of the month.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  23

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Intermediate Muni Fund, Inc. was held on April 23, 2003, for the purpose of considering and voting upon the election of three Directors, each for a three year term. The following table provides information concerning the matters voted upon at the Meeting:

1. Election of Directors*

Nominees                           Votes For                   Votes Withheld
--------                           ---------                   --------------
Allan J. Bloostein               13,003,041.173                  29,861.045
R. Jay Gerken                    12,920,209.173                 112,693.045
Robert E. Hanson Jr.             13,008,938.173                  23,964.045

----------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Lee Abraham, Jane F. Dasher, Donald R. Foley, Paul Hardin, Roderick C. Rasmussen and John P. Toolan.


--------------------------------------------------------------------------------
24                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of common stock are registered in his own name will have all distributions from the fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

The number of shares of common stock distributed to participants in the plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value per share of the common stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of common stock by the fund at a price equal to the greater of net asset value determined as described below under "Net Asset Value" or 95% of the market price of the common stock.

If the market price of the common stock is less than the net asset value of the common stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the AMEX or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  25

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each plan participant will be held by PFPC in uncertificated form in the name of the plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the fund. No brokerage charges apply with respect to shares of common stock issued directly by the fund under the Plan. Each plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The plan also may be amended or terminated by PFPC, with the fund's prior written consent, on at least 30 days' written notice to plan participants. All correspondence concerning the plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at (800) 331-1710.


--------------------------------------------------------------------------------
26                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
       INTERNEDIATE
     MUNI FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Alan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund Management LLC

CUSTODIAN

State Street Bank and Trust Company

SHAREHOLDER
SERVICING AGENT

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of Intermediate Muni Fund, Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.

INTERMEDIATE
MUNI FUND, INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004


FD0633  8/03
03-4962


SBI
Listed on the American
Stock Exchange

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906 CERT   Certifications pursuant to Section 906 of the
                               Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Intermediate Muni Fund, Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Intermediate Muni Fund, Inc.

Date: August 28, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Intermediate Muni Fund, Inc.

Date: August 28, 2003

By:   /s/ Richard Peteka
      (Richard Peteka)
      Chief Financial Officer of
      Intermediate Muni Fund, Inc.

Date: August 28, 2003